CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

COMMON STOCKS - 92.7%	Shares	Value
Communications - 4.6%
ROBLOX Corporation - Class A (a)	12,080	$ 978,842
Take-Two Interactive Software, Inc. (a)	8,440	2,160,894
		3,139,736
Consumer Discretionary - 5.7%
Adtalem Global Education, Inc. (a)	18,500	1,914,195
Brinker International, Inc.	13,550	1,944,696
		3,858,891
Energy - 5.4%
Phillips 66	10,000	1,290,400
Valero Energy Corporation	9,230	1,502,552
Williams Companies, Inc. (The)	15,000	901,650
		3,694,602
Financials - 17.4%
Bank of New York Mellon Corporation (The)	9,000	1,044,810
Cboe Global Markets, Inc.	10,000	2,510,000
CME Group, Inc.	6,000	1,638,480
First Horizon Corporation	90,000	2,151,000
Huntington Bancshares Inc	53,000	919,550
MetLife, Inc.	30,000	2,368,200
Northern Trust Corporation	4,000	546,360
State Street Corporation	5,000	645,050
		11,823,450
Health Care - 6.2%
Aveanna Healthcare Holdings, Inc. (a)	176,000	1,437,920
BrightSpring Health Services Inc (a)	30,630	1,147,094
Medpace Holdings, Inc. (a)	2,870	1,611,935
		4,196,949
Industrials - 18.8%
AeroVironment, Inc. (a)	5,000	1,209,450
AZZ, Inc.	22,100	2,368,678
Comfort Systems USA, Inc.	2,850	2,659,877
Quanta Services, Inc.	6,000	2,532,360
Rockwell Automation, Inc.	5,000	1,945,350
Watts Water Technologies, Inc. - Class A	4,450	1,228,289
Xylem Inc	6,000	817,080
		12,761,084

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Materials - 6.5%
Barrick Mining Corporation	65,400	$ 2,848,170
Steel Dynamics, Inc.	6,000	1,016,700
Vulcan Materials Company	2,000	570,440
		4,435,310
Technology - 22.3%
Arista Networks, Inc. (a)	15,890	2,082,067
ARM Holdings PLC - ADR (a)	8,520	931,321
Cadence Design Systems, Inc. (a)	6,380	1,994,260
Clear Secure, Inc. - Class A	40,000	1,403,200
Coherent Corp. (a)	13,650	2,519,380
Elastic N.V. (a)	28,500	2,150,040
Extreme Networks, Inc. (a)	64,000	1,065,600
Waystar Holding Corporation (a)	39,000	1,277,250
Workday, Inc. - Class A (a)	8,000	1,718,240
		15,141,358
Utilities - 5.8%
Consolidated Edison, Inc.	5,000	496,600
Dominion Energy, Inc.	6,000	351,540
DTE Energy Company	3,000	386,940
Entergy Corporation	6,000	554,580
Exelon Corporation	11,000	479,490
WEC Energy Group, Inc.	15,740	1,659,940
		3,929,090

Total Common Stocks (Cost $40,406,299)		62,980,470

REITS - 6.7%	Shares	Value
REITS - 6.7%
Crown Castle, Inc.	20,000	1,777,400
Iron Mountain, Inc.	10,000	829,500
VICI Properties, Inc.	70,000	1,968,400
		4,575,300

Total REITS (Cost $4,570,810)		4,575,300

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

MONEY MARKET FUNDS - 0.7%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 3.66% (b) (Cost $477,689)	477,689	$ 477,689

Total Investments at Value - 100.1% (Cost $45,454,798)		$ 68,033,459

Liabilities in Excess of Other Assets - (0.1)%		(51,426)

Net Assets - 100.0%		$ 67,982,033

ADR	- American Depositary Receipt.
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.